Right-of-Use Assets and Lease Liabilities - Schedule of Maturity of Undiscounted Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity of Undiscounted Lease Payments [Abstract]
Lease liability	$ 228	$ 390